Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 1,165	$ 499
Collateral provided	304	55
Current portion of finance lease receivables	52	40
Loan receivable	4	55
Income taxes receivable	64	2
Trade and other receivables	1,589	651
Accounts payable and accrued liabilities	1,069	654
Interest payable	17	17
Collateral held	260	18
Accounts payable and accrued liabilities	$ 1,346	$ 689